Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Dec. 16, 2011	Mar. 31, 2011
Entity Registrant Name	Roebling Financial Corp, Inc.
Entity Central Index Key	0001293283
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5.6
Entity Common Stock, Shares Outstanding		1,686,527
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011